Investment Strategy - Federated Hermes Global Allocation Fund	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	During normal market conditions, the Fund’s investment adviser or sub-adviser (as applicable, the “Adviser”) anticipates that the Fund will invest in a diversified mix of various asset classes, which may include, but are not limited to, equity and fixed-income investments, in any proportion. The Fund’s asset mix will change based upon the Adviser’s view of economic and market conditions. The Fund will generally allocate a substantial amount of its total assets (approximately 40% or more–unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) to non-U.S. investments. The Fund will allocate its assets among various regions and countries, including the United States, but in no fewer than three different countries. The Adviser utilizes proprietary quantitative models based on market and economic factors to guide certain of its asset allocation decisions. With regard to the portion of the Fund allocated to equity securities, the Adviser may allocate relatively more of the Fund’s assets, based upon its view of economic and market conditions, to securities with exposure to a particular sector, country or region, to securities chosen using a particular style of investing (e.g., growth or value) or to securities with a particular market capitalization (e.g., small, medium or large). When selecting individual equity securities (both foreign and domestic) in which to invest, the Adviser focuses primarily on securities of companies that collectively provide the Fund with the region, country, sector, style and size exposures the Adviser is targeting. The Adviser also considers other security-specific factors that it expects will cause a security to generate relatively better performance within the stock portfolio. Such factors include valuation, profitability, growth expectations, market sentiment and price behavior. As with the overall allocation process, the Adviser utilizes proprietary quantitative models based on market and economic factors to guide certain of its security selection decisions. The fixed-income asset classes in which the Fund may invest include domestic debt securities, including corporate debt securities, U.S. government obligations and mortgage-backed securities (MBS). The Fund may also invest in non-U.S. dollar and dollar-denominated fixed-income securities of foreign governments and their agencies or foreign corporations. The Fund may invest in securities of issuers in both developed and emerging market countries. The Fund may buy or sell foreign currencies in lieu of or in addition to non-dollar-denominated, fixed-income securities in order to increase or decrease its exposure to foreign interest rate and/or currency markets. The Fund’s investments in domestic and foreign fixed-income securities may include investments in noninvestment-grade securities, sometimes referred to as “high-yield” securities or “junk bonds,” which may include securities with any credit rating or even securities the issuer of which is in default. The Fund may invest in government securities which are issued or guaranteed by a federal agency or instrumentality acting under federal authority, including government securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, to a lesser extent, the Fund may invest in certain government securities that are issued by entities whose activities are sponsored by the federal government but that have no explicit financial support. The Adviser seeks to enhance the performance of the Fund’s fixed-income portfolio by allocating more assets to the security types that the Adviser expects to offer the best balance between total return and risk. The Adviser may also seek to enhance the performance of the Fund’s fixed-income portfolio by attempting to target a specific duration or maturity range for the Fund based upon its view of interest rates and other economic conditions. However, the Adviser is not constrained by any duration or maturity range or credit quality when investing the fixed-income portion of the Fund. The Fund may use derivative contracts (such as swaps, options, and futures contracts) and/or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative contract or hybrid instrument in an attempt to benefit from changes in the value of the underlying investment(s), to realize gains from trading a derivative contract or to hedge against potential losses. There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. The Fund may invest in instruments, such as exchange-traded funds (ETFs), whose price is determined by the price of an underlying commodity or commodity index. To pursue its investment objective, the Fund can invest in securities directly or in other investment companies, including, for example, funds advised by the Adviser or its affiliates (“Underlying Funds”). The Fund may also invest in hybrid instruments and real estate investment trusts (REITs) in any manner consistent with its investment strategy. The Fund may sell a security short in an effort to profit from a decline in the price of the security. The Fund may also sell a security short in order to underweight or reduce the Fund’s exposure to a specific industry, sector, country, or region. While the Fund seeks relative safety of capital compared to its benchmark, the Fund may not achieve this objective, and it is possible to lose money by investing in the Fund. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.